Commitment - Summary of Capital Commitments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Capital Commitments [Line Items]
Capital commitments	R$ 10,377	R$ 5,308
Vinci Impacto e Retorno IV Feeder B [Member]
Disclosure Of Capital Commitments [Line Items]
Capital commitments	5,945
Vinci Capital Partners III Feeder FIP Multiestrategia [Member]
Disclosure Of Capital Commitments [Line Items]
Capital commitments	2,465	2,510
Nordeste III FIP Multiestrategia [Member]
Disclosure Of Capital Commitments [Line Items]
Capital commitments	R$ 1,967	R$ 2,798